Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2025
Registrant Name	dei_EntityRegistrantName	MFS® VARIABLE INSURANCE TRUST III
Entity Central Index Key	dei_EntityCentralIndexKey	0001065698
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2026
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Apr. 30, 2026
MFS Blended Research Small Cap Equity Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Blended Research Small Cap Equity Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Conservative Allocation Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Conservative Allocation Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Real Estate Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Real Estate Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Growth Allocation Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Growth Allocation Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Inflation-Adjusted Bond Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Inflation-Adjusted Bond Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Limited Maturity Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Limited Maturity Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Mid Cap Value Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Mid Cap Value Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Moderate Allocation Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Moderate Allocation Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS New Discovery Value Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS New Discovery Value Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A